Shareholders’ Equity (Details)			12 Months Ended
	Apr. 16, 2024 USD ($)	Dec. 18, 2023 $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			1,000,000,000,000			1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)			$ 0.00000005			$ 0.00000005	$ 0.00000005
Ordinary share, shares issued			60,000,000			60,000,000
Convertible shares		1
Authorized share capital changed to dividend (in Dollars) | $	$ 50,000					$ 50,000
Dividend distributions (in Dollars) | $					$ 13,960,000
Cash (in Dollars) | $					10,700,000
Reduction amount (in Dollars) | $					$ 3,260,000
Declared constructive dividend			$ 1,088,580	$ 138,674
Subsequent Event [Member]
Shareholders’ Equity [Line Item]
Share split ratio	1-to-2,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			900,000,000,000			900,000,000,000
Redesignated share		20,000
Ordinary share, par value (in Dollars per share) | (per share)			$ 0.00000005			$ 0.00000005	0.00000005
Ordinary share, shares issued			40,000,000			40,000,000
Voting shares		one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized			100,000,000,000			100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)			$ 0.00000005			$ 0.00000005	$ 0.00000005
Ordinary share, allotted		10,000
Ordinary share, shares issued			20,000,000			20,000,000
Voting shares		fifteen
Common Stock [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized						500,000,000
Ordinary share, par value (in Dollars per share) | $ / shares						$ 0.0001
Redesignated share		20,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary share, shares issued		10,000